Share Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option and stock appreciation rights
Outstanding at beginning of period, shares	12,779,282	7,117,000	1,035,000
Outstanding at beginning of period, weighted average exercise price	$ 2.65	$ 0.93	$ 3.11
Granted, shares	5,601,792	5,892,332	6,107,000
Granted, weighted average exercise price	$ 7.74	$ 4.70	$ 0.56
Exercised, shares	(5,479,250)	(52,500)
Exercised, weighted average exercise price	$ 0.92	$ 2.05
Forfeited or expired, shares	(335,625)	(177,550)	(25,000)
Forfeited or expired, weighted average exercise price	$ 3.40	$ 1.36	$ 2.50
Outstanding at end of period, shares	12,566,199	12,779,282	7,117,000
Outstanding at end of period, weighted average exercise price	$ 5.64	$ 2.65	$ 0.93
Exercisable at end of the year, shares	6,915,417	7,563,750	4,776,750
Exercisable at end of the year, weighted average exercise price	$ 4.97	$ 1.29	$ 0.98